TAX MATTERS - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 118,341,000	$ 107,836,000
Deferred tax liabilities, Beginning balance	45,597,000	(56,062,000)
Deferred tax assets, ending balance	131,326,000	118,341,000
Deferred tax liabilities, ending balance	43,942,000	45,597,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	16,954,000	13,199,000
Transfers	(570,000)	0
Translation difference	2,454,000	(15,000)
Deferred tax assets, ending balance	29,663,000	16,954,000
Unused tax losses [member] | Increase [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	17,671,000	11,376,000
Equity	0	0
Unused tax losses [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(7,560,000)	(2,859,000)
Equity	0	(4,747,000)
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	3,693,000	2,483,000
Transfers	0	0
Translation difference	331,000	391,000
Deferred tax assets, ending balance	5,381,000	3,693,000
Unused tax credits [member] | Increase [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	2,171,000	875,000
Equity	0	0
Unused tax credits [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(815,000)	(56,000)
Equity	0	0
Temporary differences Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	97,694,000	92,154,000
Transfers	0	0
Translation difference	5,895,000	(3,487,000)
Deferred tax assets, ending balance	96,282,000	97,694,000
Temporary differences Assets [member] | Increase [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	17,881,000	23,084,000
Equity	0	1,984,000
Temporary differences Assets [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(26,840,000)	(16,041,000)
Equity	0	0
Temporary differences Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, Beginning balance	(45,597,000)	(56,062,000)
Transfers	0	0
Translation difference	(1,194,000)	5,974,000
Deferred tax liabilities, ending balance	(43,942,000)	(45,597,000)
Temporary differences Liabilities [member] | Increase [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(1,888,000)	0
Equity	0	0
Temporary differences Liabilities [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	7,022,000	1,266,000
Equity	$ 403,000	$ 3,224,000